Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows From Operating Activities:
Net income / (loss):	$ (43,447)	$ 27,136
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Depreciation	55,737	59,761
Amortization of debt discount	(453)	(413)
Amortization and write-off of financing costs	1,944	1,650
Amortization of deferred dry-docking and special survey costs	4,537	4,471
Amortization of assumed time charter	95	95
Equity based payments	1,508	1,545
Loss on derivative instruments, net	2,066	625
Loss / (gain) on sale / disposal of vessels, net	(10)	18,420
Loss on vessels held for sale	79,197	0
Vessels impairment loss	31,577	3,042
Income from equity method investments	(8,241)	(4,299)
Changes in operating assets and liabilities:
Accounts receivable	209	1,886
Due from related parties	5,248	3,806
Inventories	(823)	410
Insurance claims receivable	(863)	(2,391)
Prepayments and other	(2,948)	(679)
Accounts payable	(1,207)	(2,881)
Due to related parties	(134)	7
Accrued liabilities	7,717	110
Unearned revenue	(384)	1,068
Other current liabilities	453	(63)
Dividend from equity method investees	9,689	0
Dry-dockings	(10,023)	(6,280)
Accrued charter revenue	7,721	191
Net Cash provided by Operating Activities	139,165	107,217
Cash Flows From Investing Activities:
Equity method investments	0	(55)
Return of capital from equity method investments	31,873	1,360
Proceeds from the settlement of insurance claims	1,478	6,382
Vessel acquisition and advances/Additions to vessel cost	(39,750)	(10,942)
Proceeds from the sale of vessels, net	7,957	12,549
Net Cash provided by Investing Activities	1,558	9,294
Cash Flows From Financing Activities:
Proceeds from long-term debt and finance leases	240,000	136,000
Repayment of long-term debt and finance leases	(340,483)	(104,662)
Payment of financing costs	(1,916)	(1,360)
Retirement of preferred stock	(1,684)	0
Dividends paid	(31,414)	(29,082)
Net Cash provided by / (used in) Financing Activities	(135,497)	896
Net increase in cash, cash equivalents and restricted cash	5,226	117,407
Cash, cash equivalents and restricted cash at beginning of the period	195,871	166,491
Cash, cash equivalents and restricted cash at end of the period	201,097	283,898
Supplemental Cash Information:
Cash paid during the period for interest, net of capitalized interest	33,316	44,722
Non-Cash Investing and Financing Activities:
Dividend reinvested in common stock of the Company	$ 8,083	$ 9,157